Loans Payable to Third Parties	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Loans Payable to Third Parties
11.	LOANS PAYABLE TO THIRD PARTIES

In 2018, Puxin Education issued a debt instrument amounted to RMB29,500 under a directed financing scheme and registered with competent financial asset exchange in PRC, the annual interest rate ranged from 8% to 9% and the term of the debt instrument was 12 months, Taiyuan Puxin Culture and Arts Co., Ltd (“Taiyuan Puxin Arts”) and Mr. Yunlong Sha were joint guarantors under the agreement. Taiyuan Puxin Arts also issued a debt instrument amounted to RMB50,000 under a directed financing scheme and registered with competent financial asset exchange in PRC, the annual interest rate ranged from 8.2% to 8.8% and the term of the debt instrument was 6 months, Puxin Education and Mr. Yunlong Sha were joint guarantors under the agreement. All the debt instruments were fully repaid as of December 31, 2019.

In 2019, Puxin Education issued debt instruments amounted to RMB384,100 under the directed financing schemes and registered with competent financial asset exchanges in PRC, the annual interest rate ranged from 7.0% to 9.5% and the term of the debt instruments was 3-12 months, Taiyuan Puxin Arts, Shanghai Global Career Education & Technology Holdings Limited (“Shanghai GEDU”), Mr. Yunlong Sha and Ms. Wenjing Song were joint guarantors under the  agreements, 100% equity interests of certain subsidiary and tuition collection rights of certain schools were pledged for the debt instruments. Debt instruments amounted to RMB133,200 were repaid at maturity date as of December 31, 2019.

Puxin Education entered into four other loan agreements in a total amount of RMB60,000 with third parties in 2018. The annual interest rates ranged from nil to 5.655% and the terms of the loans ranged from 1 month to 3 months. For one of the loans amounted to RMB30,000, Mr. Yunlong Sha was guarantor under the loan agreement. The four loans are fully repaid as of December 31, 2018.

The Group entered into other three loan agreements in a total amount of RMB162,938 with a group of lenders in 2019. The annual interest rates ranged from nil to 14% and the terms of the loans ranged from 6 month to 12 months. Mr. Yunlong Sha was guarantor under the loan agreements, and tuition collection rights of certain schools were pledged for the loans.

For the years ended December 31, 2018 and 2019, the Group recognized interest expense of RMB2,433 and RMB20,451 for the loans.